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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Amelia Peabody Foundation
   Address:      One Hollis Street
                 Wellesley, MA 02482

Form 13F File Number: 028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone:   781-237-6468

Signature, Place, and Date of Signing:

      /s/ Margaret St. Clair      Wellesley, Massachusetts   May 11, 2005
    --------------------------    ------------------------   ------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      5
                                        --------------------

Form 13F Information Table Entry Total: 59
                                        --------------------

Form 13F Information Table Value Total: $83,642
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1.       28-05999                      Bayard D. Waring
    2.       28-05991                      Margaret N. St. Clair
    3.       28-05993                      Philip B. Waring
    4.       28-05995                      Deborah Carlson
    5.       28-05997                      Thomas B. St. Clair

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                      AMELIA PEABODY FOUNDATION
                      FORM 13F INFORMATION TABLE
                      QUARTER ENDED MARCH 31,2005

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
3M CO                            Common    88579Y101   3428     40000     SH            OTHER     1,2,3,4,5    40000     0     0
ALLIANCE RESOURCE
  PARTNERS                 Unit Ben Int    01877R108   1286     20000     SH            OTHER     1,2,3,4,5    20000     0     0
AMERICAN CAP STRATEGIES
  LTD                            Common     24937104   1571     50000     SH            OTHER     1,2,3,4,5    50000     0     0
AMERIGAS PARTNERS LP             Common     30975106   1604     55000     SH            OTHER     1,2,3,4,5    55000     0     0
APPLIED MATERIALS INC            Common     38222105    569     35000     SH            OTHER     1,2,3,4,5    35000     0     0
BANK AMERICA CORP                Common     60505104   2205     50000     SH            OTHER     1,2,3,4,5    50000     0     0
BAXTER INTERNATL
  7.000% PFD                  Preferred     71813406   1077     20000     SH            OTHER     1,2,3,4,5    20000     0     0
BHP BILLITON LTD ADR             Common     88606108   2099     75000     SH            OTHER     1,2,3,4,5    75000     0     0
BP AMOCO PLC                     Common     55622104   1248     20000     SH            OTHER     1,2,3,4,5    20000     0     0
CAMECO CORP                      Common    13321L108    664     15000     SH            OTHER     1,2,3,4,5    15000     0     0
CEMEX SOUTH
  AMERICA-SPONSORED              Common    151290889   1269     35000     SH            OTHER     1,2,3,4,5    35000     0     0
CIA VALE DO RIO DOCE ADR         Common    204412209    632     20000     SH            OTHER     1,2,3,4,5    20000     0     0
COMPUTER ASSOC INTL INC          Common    204912109      5       192     SH            OTHER     1,2,3,4,5      192     0     0
CORNING INC                      Common    219350105    334     30000     SH            OTHER     1,2,3,4,5    30000     0     0
DANAHER CORP                     Common    235851102    801     15000     SH            OTHER     1,2,3,4,5    15000     0     0
DOMINION RES BLACK
  WARRIOR TR               Unit Ben Int    25746Q108   2142     55000     SH            OTHER     1,2,3,4,5    55000     0     0
DOMINION RESOURCES INC VA        Common    25746U109   3349     45000     SH            OTHER     1,2,3,4,5    45000     0     0
DUFF & PHELPS UTIL &
  CORPORATE                      Common    26432K108    200     15000     SH            OTHER     1,2,3,4,5    15000     0     0
DUKE ENERGY CORP                 Common    264399106   1961     70000     SH            OTHER     1,2,3,4,5    70000     0     0
ENERPLUS RESOURCES FUND      Unit Trust    29274D604   2538     70000     SH            OTHER     1,2,3,4,5    70000     0     0
ENTERPRISE PRODS
  PARTNERS LP                    Common    293792107    930     36200     SH            OTHER     1,2,3,4,5    36200     0     0
EQUITABLE RES INC                Common    294549100   3159     55000     SH            OTHER     1,2,3,4,5    55000     0     0
EXXON MOBIL CORPORATION          Common    30231G102   1788     30000     SH            OTHER     1,2,3,4,5    30000     0     0
FRONTLINE LTD                    Common    G3682E127   1225     25000     SH            OTHER     1,2,3,4,5    25000     0     0
GENERAL ELECTRIC CORP            Common    369604103   2885     80000     SH            OTHER     1,2,3,4,5    80000     0     0
GREAT PLAINS ENERGY INC          Common    391164100   1682     55000     SH            OTHER     1,2,3,4,5    55000     0     0
HEADWATERS INC                   Common    42210P102   1477     45000     SH            OTHER     1,2,3,4,5    45000     0     0
HEALTHCARE RLTY TR INC           Common    421946104   1640     45000     SH            OTHER     1,2,3,4,5    45000     0     0
HOLLY CORP                       Common    435758305   1118     30000     SH            OTHER     1,2,3,4,5    30000     0     0
HOME DEPOT INC                   Common    437076102   1721     45000     SH            OTHER     1,2,3,4,5    45000     0     0
HSBC HOLDINGS
  PLC-SPONS ADR                  Common    404280406   1243     15653     SH            OTHER     1,2,3,4,5    15653     0     0

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
ING GROEP NV SPONS ADR           Common    456837103   2153     71219     SH            OTHER     1,2,3,4,5    71219     0     0
INTEL CORP                       Common    458140100    813     35000     SH            OTHER     1,2,3,4,5    35000     0     0
ISHARES DJ US
  INDUSTRIAL SEC                 Common    464287754   1104     20000     SH            OTHER     1,2,3,4,5    20000     0     0
JDS UNIPHASE CORP                Common    46612J101    100     60000     SH            OTHER     1,2,3,4,5    60000     0     0
JOHNSON & JOHNSON                Common    478160104   2686     40000     SH            OTHER     1,2,3,4,5    40000     0     0
JP MORGAN CHASE & CO             Common    46625H100    173      5000     SH            OTHER     1,2,3,4,5     5000     0     0
KEYCORP NEW                      Common    493267108   1460     45000     SH            OTHER     1,2,3,4,5    45000     0     0
KNIGHTSBRIDGE TANKERS LTD        Common    G5299G106    974     25000     SH            OTHER     1,2,3,4,5    25000     0     0
LAZARD GLOBAL TOT RT
  & INC                          Common    52106W103    750     40000     SH            OTHER     1,2,3,4,5    40000     0     0
LIBERTY PPTY TR                  Common    531172104    976     25000     SH            OTHER     1,2,3,4,5    25000     0     0
MAVERICK TUBE CORP               Common    577914104    813     25000     SH            OTHER     1,2,3,4,5    25000     0     0
NORAM ENERGY CORP
  6.000% 3                         SDCV    655419AC3   2303   2303300     PRN           OTHER     1,2,3,4,5  2303300     0     0
PETROFUND ENERGY TRUST           Common    71648W108    731     50000     SH            OTHER     1,2,3,4,5    50000     0     0
PFIZER INC                       Common    717081103    525     20000     SH            OTHER     1,2,3,4,5    20000     0     0
PLUM CREEK TIMBER CO INC         Common    729251108   2142     60000     SH            OTHER     1,2,3,4,5    60000     0     0
PROCTER & GAMBLE CO              Common    742718109   1325     25000     SH            OTHER     1,2,3,4,5    25000     0     0
RITE AID CORP                    Common    767754104     99     25000     SH            OTHER     1,2,3,4,5    25000     0     0
ROYAL BK 8.500% PFD SER J     Preferred    780097853    522     20000     SH            OTHER     1,2,3,4,5    20000     0     0
SCHLUMBERGER LTD                 Common    806857108   1410     20000     SH            OTHER     1,2,3,4,5    20000     0     0
SENIOR HOUSING PROPERTIES
  TRUS                           Common    81721M109   1001     60000     SH            OTHER     1,2,3,4,5    60000     0     0
SHIP FINANCE
  INTERNATIONAL LTD              Common    G81075106    467     23000     SH            OTHER     1,2,3,4,5    23000     0     0
SUNCOR ENERGY INC                Common    867229106   2011     50000     SH            OTHER     1,2,3,4,5    50000     0     0
SUNOCO LOGISTICS
  PARTNERS LP                    Common    86764L108    403     10000     SH            OTHER     1,2,3,4,5    10000     0     0
TEVA PHARMACEUTICAL
  INDS LTD A                     Common    881624209    775     25000     SH            OTHER     1,2,3,4,5    25000     0     0
TEXAS INSTRUMENTS INC            Common    882508104    765     30000     SH            OTHER     1,2,3,4,5    30000     0     0
UBS AG-REG                       Common    H8920M855   2532     30000     SH            OTHER     1,2,3,4,5    30000     0     0
WELLPOINT INC                    Common    94973V107   4387     35000     SH            OTHER     1,2,3,4,5    35000     0     0
WELLS FARGO & CO                 Common    949746101   2392     40000     SH            OTHER     1,2,3,4,5    40000     0     0

                                                      83642